Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases

Other information related to the Company’s leases is provided below.

Nine Months Ended September 30, 2019
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	86,234
Operating lease asset obtained in exchange for lease obligation:
Operating lease	$198,319
Remaining lease term
Operating lease	1.1 years
Discount rate
Operating lease	6.00%

Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future payments under non-cancelable extended operating leases having initial or remaining terms of one year or more are as follows for the remaining fiscal year and thereafter:

Future minimum lease payments year ending December 31,
2019 (remaining)	$30,675
2020	103,254
Total future minimum lease payments, undiscounted	133,929
Less imputed interest	(4,581)
Present value of lease liabilities	$129,348

Operating lease liabilities reported as of September 30, 2019:
Operating lease liabilities-current	$119,074
Operating lease liabilities-non-current	10,274
Total	$129,348

Schedule of Fair Value of Assets and Liabilities

A summary of the assets and liabilities carried at fair value in accordance with the hierarchy defined above is as follows:

	Fair Value Measurements Using
	Level 1	Level 2		Level 3		Total

December 31, 2018
Assets:
Cash and money market fund	$2,353,825	$	―	$	―	$2,353,825
Corporate debt securities	―		6,908,710		―	6,908,710
Commercial paper	―		2,979,213		―	2,979,213
Total assets	$2,353,825		$9,887,923	$	―	$12,241,748

Schedule of Available-for-sale Securities

The following table summarizes the available-for-sale debt securities at December 31, 2018:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate debt securities	$4,010,003	$27	$(463)	$4,009,567
Commercial paper	2,979,583	72	(442)	2,979,213
Total available-for-sale debt securities	$6,989,586	$99	$(905)	$6,988,780